Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations
Period ending June 30,	Amount
2024	$—
2025	—
2026	2,545
2027	9,728
2028	12,371
2029 and thereafter	99,338
Total	$123,982